Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) - $ / shares		1 Months Ended		12 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jul. 31, 2015	Dec. 31, 2017	Sep. 25, 2017
Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Period for optional conversion to common units			3 years
Teekay Offshore | Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Public offering made by Partnership (in shares)			10,400,000
Preferred units dividend rate			8.60%
Conversion period		18 months	18 months
Shares issued upon conversion	1		1
Weighted average price of common units (dollars per share)	$ 35.925
Teekay Offshore | Series C-1 Preferred Units
Redeemable Noncontrolling Interest [Line Items]
Preferred units dividend rate				8.60%
Shares issued upon conversion		1.474
Period for optional conversion to common units		3 years
Conversion of convertible securities (in shares)		8,500,000
Percent of issuance price		150.00%
Issuance price (in dollars per share)		$ 16.25
Redemption price (USD per unit)					$ 18.2
Teekay Offshore | Series D Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Preferred units dividend rate		10.50%		10.50%
Units issued (in shares)		4,000,000
Premium to liquidation value in redemption after June 29, 2021		10.00%
Premium to liquidation value in redemption after June 29, 2022		5.00%
Number of consecutive trading period		10 days
Redemption price (USD per unit)		$ 4.00			$ 23.75
Percent of common units purchased		90.00%
Change in ownership of general partner		50.00%
Teekay Offshore | Induced Exchange of Series C Preferred Units | Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Shares converted		1,900,000
Teekay Offshore | Extinguishment of Series C Preferred Units | Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Shares converted		8,500,000
Teekay Offshore | Limited Partner | Common Stock
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		8,300,000